UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04919

UBS Series Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

     Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments

UBS Series Trust — U.S. Allocation Portfolio

SCHEDULE OF INVESTMENTS — September 30, 2005 (unaudited)

Number of
Shares		Value ($)

Common Stocks—59.50%
Aerospace & Defense—1.56%
7,800	Lockheed Martin Corp.	476,112
7,000	Northrop Grumman Corp.	380,450

		856,562

Air Freight & Couriers—0.86%
5,400	FedEx Corp.	470,502

Auto Components—1.30%
3,700	BorgWarner, Inc.	208,902
8,100	Johnson Controls, Inc. (1)	502,605

		711,507

Banks—4.77%
14,600	Fifth Third Bancorp	536,258
21,100	Mellon Financial Corp.	674,567
7,400	PNC Financial Services Group	429,348
16,700	Wells Fargo & Co.	978,119

		2,618,292

Biotechnology—1.03%
7,900	Genzyme Corp. *	565,956

Building Products—1.27%
22,700	Masco Corp. (1)	696,436

Commercial Services & Supplies—0.49%
13,000	Cendant Corp.	268,320

Computers & Peripherals—0.64%
12,100	Hewlett-Packard Co.	353,320

Diversified Financials—6.71%
30,500	Citigroup, Inc.	1,388,360
11,400	Federal Home Loan Mortgage Corp.	643,644
21,200	J.P. Morgan Chase & Co.	719,316
17,200	Morgan Stanley	927,768

		3,679,088

Diversified Telecommunication Services—2.61%
16,800	SBC Communications, Inc.	402,696
43,288	Sprint Nextel Corp.	1,029,389

		1,432,085

Electric Utilities—3.65%
8,400	American Electric Power Co., Inc.	333,480
17,300	Exelon Corp.	924,512
11,300	FirstEnergy Corp.	588,956

UBS Series Trust — U.S. Allocation Portfolio

Number of
Shares		Value ($)

6,600	Pepco Holdings, Inc.	153,582

		2,000,530

Electronic Equipment & Instruments—0.84%
7,100	Mettler-Toledo International, Inc. *	361,958
2,400	Waters Corp. *	99,840

		461,798

Energy Equipment & Services—0.39%
3,600	Baker Hughes, Inc.	214,848

Food & Drug Retailing—1.13%
24,000	Kroger Co. *	494,160
3,500	7-Eleven, Inc. *	124,635

		618,795

Gas Utilities—1.06%
8,400	NiSource, Inc.	203,700
8,000	Sempra Energy	376,480

		580,180

Health Care Equipment & Supplies—0.42%
4,300	Medtronic, Inc.	230,566

Health Care Providers & Services—2.46%
5,600	Caremark Rx, Inc. *	279,608
19,000	UnitedHealth Group, Inc.	1,067,800

		1,347,408

Hotels, Restaurants & Leisure—0.84%
9,200	Carnival Corp.	459,816

Household Products—0.72%
6,600	Kimberly Clark Corp.	392,898

Insurance—2.85%
11,400	American International Group, Inc.	706,344
4,500	Hartford Financial Services Group, Inc.	347,265
6,700	WellPoint, Inc. *	507,994

		1,561,603

Internet & Catalog Retail—0.57%
15,750	Expedia, Inc. *	312,007

Internet Software & Services—0.34%
7,450	IAC/InterActiveCorp. *	188,857

IT Consulting & Services—0.74%
16,000	Accenture Ltd., Class A	407,360

Machinery—1.19%
7,900	Illinois Tool Works, Inc.	650,407

UBS Series Trust — U.S. Allocation Portfolio

Number of
Shares		Value ($)

Media—4.12%
10,800	Clear Channel Communications, Inc.	355,212
7,700	Dex Media, Inc.	213,983
11,300	DIRECTV Group, Inc. *	169,274
7,600	Omnicom Group, Inc. (1)	635,588
31,000	Time Warner, Inc.	561,410
12,300	Univision Communications, Inc., Class A *	326,319

		2,261,786

Multi-Line Retail—2.05%
15,800	Costco Wholesale Corp.	680,822
8,900	Kohl's Corp. *	446,602

		1,127,424

Oil & Gas—2.20%
9,600	Exxon Mobil Corp.	609,984
8,700	Marathon Oil Corp.	599,691

		1,209,675

Pharmaceuticals—7.53%
8,300	Allergan, Inc.	760,446
10,600	Bristol-Myers Squibb Co.	255,036
5,900	Cephalon, Inc. (1) *	273,878
19,000	Johnson & Johnson	1,202,320
8,100	Medco Health Solutions, Inc. *	444,123
25,000	Mylan Laboratories, Inc.	481,500
15,400	Wyeth	712,558

		4,129,861

Road & Rail—0.97%
8,900	Burlington Northern Santa Fe, Inc.	532,220

Semiconductor Equipment & Products—0.94%
17,300	Applied Materials, Inc.	293,408
8,000	Xilinx, Inc.	222,800

		516,208

Software—3.25%
41,100	Microsoft Corp.	1,057,503
35,200	Oracle Corp. *	436,128
12,663	Symantec Corp. *	286,944

		1,780,575

Total Common Stocks (cost—$29,666,035)		32,636,890

UBS Series Trust — U.S. Allocation Portfolio

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rate (%)		Value ($)

U.S. Government Obligations—6.02%
430	U.S. Treasury Bonds	05/15/30	6.250		533,922
740	U.S. Treasury Notes	04/30/07	3.625		733,756
615	U.S. Treasury Notes	07/31/07	3.875		611,733
700	U.S. Treasury Notes	06/15/10	3.625		682,282
720	U.S. Treasury Notes	05/15/14	4.750		741,768

Total U.S. Government Obligations (cost—$3,312,583)					3,303,461

Mortgage & Agency Debt Securities—7.88%
248	Federal Home Loan Mortgage Corporation Certificates	12/01/34	4.500		236,377
85	Federal National Mortgage Association Certificates	06/01/10	4.625		84,127
279	Federal National Mortgage Association Certificates	12/01/17	5.500		282,794
784	Federal National Mortgage Association Certificates	12/01/29	6.500		810,144
258	Federal National Mortgage Association Certificates	11/01/34	5.500		258,072
286	Federal National Mortgage Association Certificates ARM	05/01/35	4.892		286,198
215	Federal National Mortgage Association Certificates ARM	05/01/35	5.136		216,717
300	Federal National Mortgage Association Certificates	TBA	5.000		299,156
300	Federal National Mortgage Association Certificates	TBA	5.500		304,312
190	FNMA REMIC, Series 2001-69, Class PN	04/25/30	6.000		190,285
245	FNMA REMIC, Series 2001-T4, Class A1	07/25/41	7.500		259,170
298	FNMA REMIC, Series 2002-T19, Class A1	07/25/42	6.500		306,038
600	Government National Mortgage Assocation Certificates	07/15/29	6.000		615,197
166	Government National Mortgage Assocation Certificates	04/15/31	6.500		172,793

Total Mortgage & Agency Debt Securities (cost—$4,354,440)					4,321,380

Commercial Mortgage-Backed Securities—3.00%
400	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		419,212
56	First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class A3	11/18/29	6.650		57,721
339	Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A1	01/11/13	3.357		332,098
315	Hilton Hotel Pool Trust, Series 2000-HLTA, Class A1 **	10/03/15	7.055		333,468
147	Mach One Trust Commercial Mortgage, Series 2004-1A, Class A1 **	05/28/40	3.890		144,183
350	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	8.269	‡	357,975

Total Commercial Mortgage-Backed Securities (cost—$1,665,031)					1,644,657

Asset-Backed Securities—1.91%
113	Conseco Finance Securitizations Corp., Series 2000-1 Class A4	05/01/31	7.620		114,415
365	Conseco Finance Securitizations Corp., Series 2000-5 Class A5	02/01/32	7.700		364,981
39	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FFB, Class A1	06/25/24	4.167	#	38,350
69	Greenpoint Home Equity Loan Trust, Series 2004-3, Class A	03/15/35	3.998	‡	69,530
100	Paragon Mortgages PLC, Series 7A, Class B1A **	05/15/43	4.540	‡	100,213
360	WFS Financial Owner Trust, Series 2002-2, Class A4	02/20/10	4.500		360,316

Total Asset-Backed Securities (cost—$1,050,082)					1,047,805

UBS Series Trust — U.S. Allocation Portfolio

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rate (%)	Value ($)

Corporate Bonds—3.98%
Aerospace & Defense—0.09%
45	Boeing Capital Corp.	09/27/10	7.375	50,204

Automobile OEM—0.53%
115	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050	112,304
120	Ford Motor Credit Co.	01/12/09	5.800	111,969
75	General Motors Acceptance Corp.	09/15/11	6.875	68,221

				292,494

Banking-Non-U.S.—0.23%
90	HSBC Finance Corp.	05/15/11	6.750	97,886
25	Royal Bank of Scotland Group PLC, Series 1	03/31/10	9.118	29,065

				126,951

Banking-U.S.—1.00%
105	Bank of America Corp.	01/15/11	7.400	117,260
40	Bank One Corp.	08/01/10	7.875	45,182
50	Citigroup, Inc.	08/27/12	5.625	51,975
101	Citigroup, Inc.	09/15/14	5.000	100,455
75	J.P. Morgan Chase & Co.	02/01/11	6.750	81,156
115	Washington Mutual, Inc.	01/15/07	5.625	116,438
35	Wells Fargo & Co.	08/01/11	6.375	37,490

				549,956

Brokerage—0.42%
90	Goldman Sachs Group, Inc.	01/15/11	6.875	97,955
120	Morgan Stanley	04/15/11	6.750	130,541

				228,496

Cable—0.18%
90	Comcast Cable Communications, Inc.	01/30/11	6.750	96,773

Chemicals—0.24%
70	Dow Chemical Co.	02/01/11	6.125	74,597
60	ICI Wilmington, Inc.	12/01/08	4.375	58,988

				133,585

Consumer Products-NonDurables—0.09%
45	Avon Products, Inc.	11/15/09	7.150	49,075

Electric Utilities—0.10%
55	FPL Group Capital, Inc.	09/15/06	7.625	56,552

Finance-NonCaptive Consumer—0.08%
45	SLM Corp.	04/10/07	5.625	45,693

Finance-NonCaptive Diversified—0.63%
240	General Electric Capital Corp.	06/15/12	6.000	255,462
35	General Electric Capital Corp.	03/15/32	6.750	41,168
50	International Lease Finance Corp.	04/01/09	3.500	47,673

				344,303

UBS Series Trust — U.S. Allocation Portfolio

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rate (%)	Value ($)

Food—0.10%
50	Kraft Foods, Inc.	11/01/11	5.625	51,661

Food Processors/Beverage/Bottling—0.09%
50	Miller Brewing Co. **	08/15/13	5.500	51,201

Road & Rail—0.09%
45	Union Pacific Corp.	12/01/06	6.700	46,079

Wireless Telecommunication Services—0.11%
55	Verizon New York, Inc., Series A	04/01/12	6.875	58,839

Total Corporate Bonds (cost—$2,192,755)				2,181,862

International Government Obligations—0.23%
30	Pemex Project Funding Master Trust	11/15/11	8.000	34,155
75	United Mexican States	12/30/19	8.125	90,938

Total International Government Obligations (cost—$113,759)				125,093

Number of
Shares
(000)

Investment Companies—6.20%
46	UBS High Yield Relationship Fund (2)			869,359
62	UBS US Small Cap Equity Relationship Fund (2)			2,529,777

Total Investment Companies (cost—$2,897,710)				3,399,136

Principal
Amount
(000) ($)

Repurchase Agreement—12.27%
6,733	Repurchase Agreement dated 09/30/05 with State Street Bank & Trust Co.,
	collateralized by $4,656,583 U.S. Treasury Bills, zero coupon due 03/02/06
	to 03/09/06, $106,971 U.S. Treasury Bonds, 8.125% due 08/15/ and
	$2,136,768 U.S. Treasury Notes, 2.000% to 7.000% due 05/15/06 to 05/15/08;
	(value-$6,867,663); proceeds $6,734,683 (cost—$6,733,000)	10/03/05	3.000	6,733,000

Number of
Shares
(000)

Investments of Cash Collateral from Securities Loaned—1.79%

Money Market Funds†—0.70%
† †0	AIM Liquid Assets Portfolio		3.707	390
3	AIM Prime Portfolio		3.685	3,087
148	Barclays Prime Money Market Fund		3.670	148,337
3	Dreyfus Institutional Cash Advantage Fund		3.642	2,548
227	UBS Private Money Market Fund LLC (2)		3.653	227,375

				381,737
Principal
Amount
(000) ($)

Repurchase Agreement—1.09%
600	Repurchase Agreement dated 09/30/05 with Deutsche Bank Securities, Inc.,
	collateralized by $608,000 Federal Farm Credit Bank obligations, 4.125% due 04/15/09;
	(value-$612,466); proceeds: $600,331	10/03/05	3.690	600,146

Total Investments of Cash Collateral from Securities Loaned (cost—$981,883)				981,883

Total Investments (3) (4) (5) (cost—$52,967,278)—102.78%				56,375,167
Liabilities in excess of other assets—(2.78)%				(1,524,226)

Net Assets—100.00%				54,850,941

UBS Series Trust — U.S. Allocation Portfolio

*	Non-income producing security.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.15% of net assets as of September 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Interest rates shown reflect yield at September 30, 2005.

††	Amount represents less than 500 shares.

‡	Floating rate security. The interest rate shown is the current rate as of September 30, 2005.

#	Denotes a step-up/step-down bond that is currently accruing at the noted rate.

(1)	Security, or portion thereof, was on loan at September 30, 2005.

(2)	Affiliated issuer. See table below for more information.

				Net	Net		Income
		Purchases	Sales	Realized	Unrealized		Earned from
		During the	During the	Gain for the	Losses for the		Affilate for the
		Nine Months	Nine Months	Nine Months	Nine Months		Nine Months
Security	Value	Ended	Ended	Ended	Ended	Value at	Ended
Description	at 12/31/04 ($)	09/30/05 ($)	09/30/05 ($)	09/30/05 ($)	09/30/05 ($)	09/30/05 ($)	09/30/05 ($)

UBS High Yield
Relationship Fund	1,547,312	-	700,000	74,583	(52,536)	869,359	-

UBS Private Money
Market Fund LLC	3,674,922	32,873,212	36,320,759	-	-	227,375	925

UBS US Small Cap
Equity Relationship Fund	4,167,261	-	1,700,000	219,944	(157,428)	2,529,777	-

(3)	Includes $1,323,960 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $981,883. In addition, the custodian held U.S. government and agency securities having an aggregate value of $735,113 as collateral for portfolio securities loaned as follows:

Principal Amount (000) ($)		Maturity Date	Interest Rate (%)	Value ($)

730	Federal Home Loan Mortgage Corp.	5/23/08	4.250	735,113

(4)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2005 were $4,620,374 and $1,212,485, respectively, resulting in net unrealized appreciation of investments of $3,407,889.

(5)	The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the "Board). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

ARM	Adjustable Rate Mortgage-The interest rate shown is the current rate as of September 30, 2005.

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

TBA	(To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)

United States	98.1

Panama	0.8

Bermuda	0.7

Mexico	0.2

United Kingdom	0.2

Total	100.0

For more information regarding the Portfolio's other significant accounting policies, please refer to the Portfolio's semiannual report to shareholders dated June 30, 2005.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2005